Pension Plans and Other Postretirement Benefits - Schedule of Net Amounts Recognized in Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Pension Plans [Member]
Net amounts recognized in the balance sheets at December 31
Current liabilities	$ (1,604)	$ (1,599)
Noncurrent liabilities	(185,917)	(154,968)
Net amounts recognized in the balance sheet	(187,521)	(156,567)
Accumulated benefit obligation at the end of the period	220,277	178,987
Pretax amounts recognized in AOCI at December 31:
Net prior service cost (credit)	(21,386)	(9,682)
Net gain (loss)	97,127	44,883
Total at end of period	75,741	35,201
Other Postretirement Plans [Member]
Net amounts recognized in the balance sheets at December 31
Current liabilities	(70)	(26)
Noncurrent liabilities	(9,007)	(6,634)
Net amounts recognized in the balance sheet	(9,077)	(6,660)
Accumulated benefit obligation at the end of the period	9,077	6,660
Pretax amounts recognized in AOCI at December 31:
Net prior service cost (credit)	628	730
Net gain (loss)	(266)	(1,332)
Total at end of period	$ 362	$ (602)